Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of notional amount of the hedged - Cash flow hedges [member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans and accounts receivable at amortized cost
Notional amount	$ 14,239,335	$ 13,926,410
Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	10,376,605	9,293,791
Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortized cost
Notional amount	741,601	1,264,094
Debt instruments at FVOCI [Member] | Chilean sovereign bonds [Member]
Loans and accounts receivable at amortized cost
Notional amount		42,532
Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortized cost
Notional amount	85,448
Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,736,614	2,795,203
Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Loans and accounts receivable at amortized cost
Notional amount		167,430
Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	299,067	363,360
Hedged item [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	14,239,335
Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount		3,226,188
Hedging instrument [Member]
Loans and accounts receivable at amortized cost
Notional amount		13,926,410
Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	14,239,335
Hedged item [Member]
Loans and accounts receivable at amortized cost
Notional amount		13,926,410
Currency swap contract [member]
Loans and accounts receivable at amortized cost
Notional amount	12,959,995	10,700,222
Currency swap contract [member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	12,959,995
Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount	1,279,340	3,226,188
Currency forwards [Member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	1,279,340
Not later than one year [member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	1,818,996	1,926,918
Not later than one year [member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortized cost
Notional amount
Not later than one year [member] | Debt instruments at FVOCI [Member] | Chilean sovereign bonds [Member]
Loans and accounts receivable at amortized cost
Notional amount
Not later than one year [member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortized cost
Notional amount	85,448
Not later than one year [member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortized cost
Notional amount	566,184	1,125,253
Not later than one year [member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Loans and accounts receivable at amortized cost
Notional amount		167,430
Not later than one year [member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	299,067	327,736
Not later than one year [member] | Hedged item [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,769,695
Not later than one year [member] | Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount		2,624,606
Not later than one year [member] | Hedging instrument [Member]
Loans and accounts receivable at amortized cost
Notional amount		3,547,337
Not later than one year [member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,769,695
Not later than one year [member] | Hedged item [Member]
Loans and accounts receivable at amortized cost
Notional amount		3,547,337
Not later than one year [member] | Currency swap contract [member]
Loans and accounts receivable at amortized cost
Notional amount		922,731
Not later than one year [member] | Currency swap contract [member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	1,490,355
Not later than one year [member] | Currency forwards [Member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	1,279,340
Later than one year and not later than three years [member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	4,364,910	2,520,951
Later than one year and not later than three years [member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortized cost
Notional amount		175,875
Later than one year and not later than three years [member] | Debt instruments at FVOCI [Member] | Chilean sovereign bonds [Member]
Loans and accounts receivable at amortized cost
Notional amount
Later than one year and not later than three years [member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortized cost
Notional amount
Later than one year and not later than three years [member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortized cost
Notional amount	738,136	810,385
Later than one year and not later than three years [member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Loans and accounts receivable at amortized cost
Notional amount
Later than one year and not later than three years [member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount		35,624
Later than one year and not later than three years [member] | Hedged item [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	5,103,046
Later than one year and not later than three years [member] | Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount		601,582
Later than one year and not later than three years [member] | Hedging instrument [Member]
Loans and accounts receivable at amortized cost
Notional amount		3,342,835
Later than one year and not later than three years [member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	5,103,046
Later than one year and not later than three years [member] | Hedged item [Member]
Loans and accounts receivable at amortized cost
Notional amount		3,342,835
Later than one year and not later than three years [member] | Currency swap contract [member]
Loans and accounts receivable at amortized cost
Notional amount		2,741,253
Later than one year and not later than three years [member] | Currency swap contract [member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	5,103,046
Later than one year and not later than three years [member] | Currency forwards [Member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount
Between 3 and 6 years [Member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,660,486	2,761,742
Between 3 and 6 years [Member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortized cost
Notional amount	532,190	891,791
Between 3 and 6 years [Member] | Debt instruments at FVOCI [Member] | Chilean sovereign bonds [Member]
Loans and accounts receivable at amortized cost
Notional amount		42,532
Between 3 and 6 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortized cost
Notional amount
Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortized cost
Notional amount	952,084	643,700
Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Loans and accounts receivable at amortized cost
Notional amount
Between 3 and 6 years [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount
Between 3 and 6 years [Member] | Hedged item [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	4,144,760
Between 3 and 6 years [Member] | Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount
Between 3 and 6 years [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortized cost
Notional amount		4,339,765
Between 3 and 6 years [Member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	4,144,760
Between 3 and 6 years [Member] | Hedged item [Member]
Loans and accounts receivable at amortized cost
Notional amount		4,339,765
Between 3 and 6 years [Member] | Currency swap contract [member]
Loans and accounts receivable at amortized cost
Notional amount		4,339,765
Between 3 and 6 years [Member] | Currency swap contract [member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	4,144,760
Between 3 and 6 years [Member] | Currency forwards [Member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount
Over 6 years [Member] | Loans and accounts receivable at amortized cost [Member] | Mortgage loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	1,532,213	2,084,180
Over 6 years [Member] | Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Loans and accounts receivable at amortized cost
Notional amount	209,411	196,428
Over 6 years [Member] | Debt instruments at FVOCI [Member] | Chilean sovereign bonds [Member]
Loans and accounts receivable at amortized cost
Notional amount
Over 6 years [Member] | Time deposits and other time liabilities [Member] | Time deposits [Member]
Loans and accounts receivable at amortized cost
Notional amount
Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Loans and accounts receivable at amortized cost
Notional amount	480,210	415,865
Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Loans and accounts receivable at amortized cost
Notional amount
Over 6 years [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount
Over 6 years [Member] | Hedged item [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,221,834
Over 6 years [Member] | Currency forwards [Member]
Loans and accounts receivable at amortized cost
Notional amount
Over 6 years [Member] | Hedging instrument [Member]
Loans and accounts receivable at amortized cost
Notional amount		2,696,473
Over 6 years [Member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,221,834
Over 6 years [Member] | Hedged item [Member]
Loans and accounts receivable at amortized cost
Notional amount		2,696,473
Over 6 years [Member] | Currency swap contract [member]
Loans and accounts receivable at amortized cost
Notional amount		$ 2,696,473
Over 6 years [Member] | Currency swap contract [member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount	2,221,834
Over 6 years [Member] | Currency forwards [Member] | Hedging instrument [Member] | Interbank borrowings [Member] | Interbank loans [Member]
Loans and accounts receivable at amortized cost
Notional amount